Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2026
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2026	Exceptional items £m	Remeasurements £m	Total £m
Included within revenue
Net gain on investment held by NG Partners	142	—	142

Included within operating costs
Impairment reversal of joint venture	75	—	75
Reclassification of foreign currency translation reserve	11	—	11
Net gains on commodity contract derivatives	—	(19)	(19)
Total included within operating profit	228	(19)	209

Six months ended 30 September 2025	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit
Net loss on disposal of NG Renewables	(96)	—	(96)
Major transformation programme	(15)	—	(15)
Transaction, separation and integration costs	(19)	—	(19)
Changes in environmental provisions	25	—	25
Net gains on commodity contract derivatives	—	16	16
Total included within operating profit	(105)	16	(89)

Six months ended 30 September 2026	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit	228	(19)	209
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	4	4
	—	4	4

Total included within profit before tax	228	(15)	213
Tax on exceptional items and remeasurements	(42)	5	(37)
Total exceptional items and remeasurements after tax	186	(10)	176

Six months ended 30 September 2025	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit	(105)	16	(89)
Included within net finance costs (note 5)
Net losses on derivative financial instruments	—	(63)	(63)
Net gains on financial assets at fair value through profit and loss	—	2	2
	—	(61)	(61)

Total included within profit before tax	(105)	(45)	(150)
Tax on exceptional items and remeasurements	2	13	15
Total exceptional items and remeasurements after tax	(103)	(32)	(135)